Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Components of Stock-based Compensation Expense
The following table summarizes the components of stock-based compensation expense in the Consolidated Statements of Comprehensive Loss for the years ended December 31, 2014, 2013, and 2012 (in thousands):

	2014	2013	2012
Research and development	$484	$754	$580
General and administrative	4,903	2,150	1,179
Total stock-based compensation	$5,387	$2,904	$1,759

Assumptions for Option Grants Issued
The company uses the Black-Scholes option-pricing model and the following weighted-average assumptions to determine the fair value of all its stock options granted:

	2014	2013	2012
Risk free interest rate	2.01%	1.57%	1.05%
Volatility	79.37%	77.98%	75.76%
Expected lives (years)	6.16	6.25	6.13
Expected dividend yield	0.00%	0.00%	0.00%

Stock Option Activity
The following table summarizes option activity of the company:

	Total Number of Shares (In Thousands)	Weighted Average Exercise Price
Outstanding at December 31, 2013	13,159	$2.73
Granted	1,375	2.50
Exercised	(3,608)	1.31
Cancelled	(2,336)	2.85
Outstanding at December 31, 2014	8,590	$3.25
Options exercisable at December 31, 2014	5,544	$3.56